Shearman& Sterling LLP

December 14, 2017

FILED VIA EDGAR

U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C.  20549

Re:	Miller/Howard Funds Trust (the “Trust”) File Nos.: 333-207738 and 811-23111

Dear Sir or Madam:

Pursuant to Rule 485(b) of the Securities Act of 1933, as amended (the “1933 Act”), the Investment Company Act of 1940, as amended (the “1940 Act”), and the regulations thereunder, transmitted herewith on behalf of the Trust and its series, the Miller/Howard Income-Equity Fund, the Miller/Howard Drill Bit to Burner Tip® Fund, and the Miller/Howard Infrastructure Fund (the “Funds”), is Post-Effective Amendment (“PEA”) No. 6 under the 1933 Act and PEA No. 6 under the 1940 Act to the Trust’s Registration Statement on Form N-1A (the “Amendment”).

The Trust anticipates that this filing shall become effective on February 28, 2017; pursuant to Rule 485(a)(2) of the 1933 Act.  At or before that time, the Trust will file another Post-Effective Amendment to its Registration Statement under Rule 485(b) of the 1933 Act to be effective not earlier than the effective date of this Amendment.  The purpose of that filing will be to incorporate any comments made by the Staff on this Amendment and to update any missing information and/or file updated exhibits to the Registration Statement.

If you have any questions concerning the foregoing, please contact Thomas Majewski, counsel to the Trust, at (212) 848‑7182.

Sincerely,

/s/ Thomas M. Majewski